Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

August 6, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Trust: FlexShares Morningstar Emerging Markets Factor Tilt Index Fund. Pursuant to paragraph (a)(2) of Rule 485, the Amendment will become effective 75 days after filing.

On behalf of the Trust, we formally request selective review of the Amendment pursuant to Release No. 33-6510. We request that the Commission staff limit its review to certain disclosure (“New Disclosure”) as explained below. The disclosure contained in the Amendment is substantially similar, with the exception of the New Disclosure, as that contained in Post-Effective Amendment No. 4 filed on January 12, 2012. Post-Effective Amendment No. 4 received a full review by Mr. Houghton Hallock. The New Disclosure is the disclosure contained in the “Fund Summary” section of the prospectus and related information in the Statement of Additional Information, but is substantially similar to the disclosure contained in Post-Effective Amendment No. 4 except for the underlying index information and related risk disclosure.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1167, or in my absence, Mark F. Costley at (202) 230-5108.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Craig R. Carberry, Esq.
Diana McCarthy, Esq.
Mark F. Costley, Esq.